Commitments and Contingencies - Letters of credit (Details) (Letter of Credit, USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Jul. 09, 2014	Jul. 08, 2014	Dec. 31, 2012
Line of Credit Facility [Line Items]
Facility	$ 400,000,000	$ 300,000,000			$ 400,000,000
Letters of credit outstanding	160,100,000	127,300,000			60,900,000
Letters of credit outstanding as percentage of total facility	40.00%	42.40%			15.30%
Restricted cash and cash equivalents
Line of Credit Facility [Line Items]
Cash and cash equivalents pledged as security	160,600,000	100,600,000			64,800,000
BNP Paribas
Line of Credit Facility [Line Items]
Facility	100,000,000	100,000,000
Notice period (Unused Facility Portion)	60 days	60 days
Citibank
Line of Credit Facility [Line Items]
Facility	250,000,000	150,000,000	250,000,000	150,000,000	250,000,000
Notice period (Unused Facility Portion)	90 days	90 days
J.P. Morgan
Line of Credit Facility [Line Items]
Facility	$ 50,000,000	$ 50,000,000
Notice period (Unused Facility Portion)	60 days	60 days